Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 EUR (€) € / shares	Jun. 30, 2026 USD ($) $ / shares		Jun. 30, 2025 EUR (€) € / shares	Dec. 31, 2025 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 21,084	$ 24,033	[1]	€ 20,136	€ 42,827
Operating expenses	(9,848)	(11,225)	[1]	(9,206)	(19,408)
Depreciation and amortization expenses	(9,109)	(10,383)	[1]	(8,488)	(16,481)
Gross profit	2,127	2,425	[1]	2,442	6,938
Project development costs	(810)	(923)	[1]	(2,870)	(2,649)
General and administrative expenses	(4,942)	(5,633)	[1]	(3,384)	(6,369)
Other income	1,802	2,054	[1]	1,431	3,599
Operating profit (loss)	(1,823)	(2,077)	[1]	(2,381)	1,519
Financing income	1,428	1,628	[1]	7,051	2,876
Financing income in connection with derivatives and warrants, net	3,540	4,035	[1]	439	(3,917)
Financing expenses	(37,568)	(42,823)	[1]	(8,468)	(26,317)
Financing expenses, net	(32,600)	(37,160)	[1]	(978)	(27,358)
Loss before taxes on income	(34,423)	(39,237)	[1]	(3,359)	(25,839)
Tax benefit	9,376	10,687	[1]	1,771	2,528
Loss from continuing operations	(25,047)	(28,550)	[1]	(1,588)	(23,311)
Profit from discontinued operations (net of tax) (see Note 6A)	83,334	94,989	[1]	12	16,930
Profit (loss) for the period	58,287	66,439	[2]	(1,576)	(6,381)
Profit (loss) attributable to:
Owners of the Company	61,892	70,549	[1]	310	(2,133)
Non-controlling interests	(3,605)	(4,110)	[1]	(1,886)	(4,248)
Profit (loss) for the period	58,287	66,439	[2]	(1,576)	(6,381)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	16,518	18,829	[1]	(9,048)	2,517
Foreign currency translation differences for foreign operations that were recognized in profit or loss	(9,225)	(10,515)	[1]
Effective portion of change in fair value of cash flow hedges	4,444	5,066	[1]	2,634	2,546
Net change in fair value of cash flow hedges transferred to profit or loss	(3,032)	(3,456)	[1]	(2,282)	(2,734)
Total other comprehensive income (loss)	8,705	9,924	[1]	(8,696)	2,329
Total other comprehensive income (loss) attributable to:
Owners of the Company	7,703	8,781	[1]	(8,855)	2,336
Non-controlling interests	1,002	1,143	[1]	159	(7)
Total other comprehensive income (loss)	8,705	9,924	[1]	(8,696)	2,329
Total comprehensive income (loss) for the period	66,992	76,363	[3]	(10,272)	(4,052)
Total comprehensive income (loss) for the period attributable to:
Owners of the Company	69,595	79,330	[1]	(8,545)	203
Non-controlling interests	(2,603)	(2,967)	[1]	(1,727)	(4,255)
Total comprehensive income (loss) for the period	€ 66,992	$ 76,363	[3]	€ (10,272)	€ (4,052)
Basic profit (loss) per share (in Euro per share and Dollars per share) | (per share)	€ 4.49	$ 5.12	[1]	€ 0.02	€ (0.16)
Diluted profit (loss) per share (in Euro per share and Dollars per share) | (per share)	4.47	5.1	[1]	0.02	(0.16)
Basic profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(1.56)	(1.77)	[1]	0.02	(1.44)
Diluted profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(1.55)	(1.77)	[1]	0.02	(1.44)
Basic profit per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	6.05	6.89	[1]		1.28
Diluted profit per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	€ 6.02	$ 6.86	[1]		€ 1.28

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)
[3]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)